497(e)
                                                                         2-74667


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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2006 TO THE MAY 1, 2006 PROSPECTUS FOR:
300+ SERIES

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This Supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information, dated May 1, 2006, as previously supplemented (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

A.  Portfolio/Option Name Changes

All references in the Prospectus to the names of certain variable investment options are changed as indicated in the table below effective September 18, 2006, except EQ/Lazard Small Cap Value which is effective September 1, 2006. Accordingly, all references to the respective corresponding Portfolios are also changed:

---------------------------------------------------------------------------------------------------------------------
 Current Fund Name                                New Fund Name
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    EQ/AllianceBernstein Growth and Income
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance International                        EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        EQ/Small Cap Value(1)
---------------------------------------------------------------------------------------------------------------------

1 The fee structure of this portfolio has also changed. Please see the "Fee Table" in Section B for the new expense structure.

B.  Fee Table

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":

---------------------------------------------------------------------------------------------------------------------
                                                                                                           Net Total
                                                                            Total Annual    Fee Waivers     Annual
                                                              Underlying      Expenses        and/or       Expenses
                                                              Portfolio       (Before         Expense        After
                       Management                    Other     Fees and       Expense       Reimburse-      Expense
      Portfolio Name      Fees       12b-1 Fees   Expenses     Expenses     Limitation)       ments*      Limitations
---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value(1) 0.73%         0.25%         0.19%           --       1.17%           (0.07)%        1.10%
---------------------------------------------------------------------------------------------------------------------

* The amounts shown reflect any fee waivers and/or expense reimbursements that applied to the Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The amounts shown in this column for the Portfolio of EQ Advisors Trust result from Expense Limitation Agreements that the Investment Manager, AXA Equitable, has entered into with respect to the Portfolio. These agreements are effective through April 30, 2007. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the current Portfolio's current annual operating expenses do not exceed the operating expense limit determined by such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements.

1 The fee structure of this portfolio has also changed, but the Net Total Annual Expenses After Expense Limitations remains the same. This portfolio was formerly known as EQ/Lazard Small Cap Value. See "Portfolio/Option Name Changes" in Section A.

C.  Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.i

The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated and assumes the maximum charges applicable under the contract and that no amounts are allocated to the GRAs. Since there are no surrender charges in connection with amounts invested in the Funds, the expenses are the same whether or not the participant withdraws amounts held in any of the Funds.


SAR                                                                       x01374

The guaranteed rate accounts are not covered by the example. However, the ongoing expenses do apply to the guaranteed rate accounts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------------------------------------
                     If you do not surrender your contract at         If you annuitize at the end of
                       the end of the applicable time period            the applicable time period
---------------------------------------------------------------------------------------------------------------------
                       1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value(1)  $205      $580       $977       $2,077      $555      $930      $1,327     $2,427
---------------------------------------------------------------------------------------------------------------------

1 This portfolio was formerly known as EQ/Lazard Small Cap Value. See "Portfolio/Option Name Changes" in Section A.

D.  Investment Adviser Changes

Effective on or about September 1, 2006, subject to regulatory approval, Franklin Advisers, Inc. will serve as an adviser to the EQ/Small Cap Value portfolio (formerly, the EQ/Lazard Small Cap Value portfolio). Lazard Asset Management, LLC will continue to serve as an adviser. Also, effective on or about October 1, 2006, BlackRock Investment Management International Limited will replace Merrill Lynch Investment Managers International Limited as sub-adviser to the EQ/Mercury International Value. AXA Equitable will continue to serve as the portfolios' investment manager.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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